Stock Compensation Plans	12 Months Ended
Dec. 31, 2011
Stock Compensation Plans [Abstract]
Stock Compensation Plans
(16)	Stock Compensation Plans

Compensation cost relating to share-based transactions is accounted for in the consolidated financial statements based on the fair value of the share-based award on the date of grant. The Company calculates the fair value of its stock options at the date of grant using a lattice option pricing model. No options were granted during the three-year period ended December 31, 2011. Stock options granted with pro-rata vesting schedules are expensed over the vesting period on a straight-line basis. Share-based compensation expense (in thousands, except share data) recognized in the consolidated statements of operations and the options exercised, including the total intrinsic value and cash received, for the years ended December 31, 2011, 2010, and 2009 were as follows.

	2011	2010	2009
Expense recognized:
Related to stock options	$85	$116	$179
Related to share awards	25	41	452
Related tax benefit	—	36	165
Number of options exercised:
New shares	—	—	3,450
Previously acquired shares	—	—	—
Total intrinsic value of options exercised	$—	$—	$32
Cash received from options exercised	—	—	613

The Company has granted stock options to its directors and employees under stock compensation plans that have been approved by the Company's shareholders. All outstanding options have original terms that range from five to ten years and are either fully vested and exercisable at the date of grant or vest ratably over three to ten years.

A summary of the Company's stock option activity and related information is as follows.

	Options Outstanding	Weighted Average Exercise Price	Average Intrinsic Value
Balance at December 31, 2008	83,841	$299.00	$—
Exercised	(3,450)	177.75	—
Forfeited	(833)	294.50	—
Expired	(22,749)	278.50	—

Balance at December 31, 2009	56,809	315.00	—
Expired	(9,956)	262.25	—

Balance at December 31, 2010	46,853	326.00	—
Expired	(16,297)	272.74	—

Balance at December 31, 2011	30,556	$355.37	—

Options exercisable at December 31, 2011	30,089	$356.13	$—

Information pertaining to options outstanding and options exercisable as of December 31, 2011 is as follows.

	Options Outstanding			Options Exercisable
Ranges of Exercise Prices	Number of Options Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price
$92.75 - $126.25	1,281	1.11	$111.16	1,281	$111.16
177.25 - 219.25	4,011	1.79	201.34	4,011	201.34
227.75 - 266.25	6,489	3.29	254.14	6,489	254.14
300.00 - 312.25	6,245	5.08	300.97	5,778	300.54
491.75 - 546.75	11,351	3.12	498.01	11,351	498.01
616.75	1,179	3.42	616.75	1,179	616.75

$92.75 - 616.75	30,556	3.31	$355.37	30,089	$356.13

On October 4, 2011, the Company's shareholders approved the 2011 Omnibus Incentive Plan, which succeeds the Company's 2006 Stock Incentive Plan and provides for the grant of up to 2,750,000 shares of our Common Stock as awards to employees of the Company and its related entities, members of the Board of Directors of the Company, and members of the board of directors of any of the Company's related entities. No such awards were granted during the year ended December 31, 2011. As of December 31, 2011, there was $29 thousand of unrecognized compensation cost related to non-vested stock options. That cost is expected to be recognized over a weighted average period of 5.8 years.

The Company has granted non-vested shares to certain directors and employees as part of incentive programs. Outstanding non-vested shares have original vesting schedules of five years and are expensed over the same time frame. A summary of the Company's non-vested share activity and related information was as follows.

	Number of Shares	Weighted Average Grant Date Fair Value
Balance at December 31, 2008	1,993	$237.25
Granted	400	213.50
Vested	(1,350)	221.25
Forfeited	(166)	224.25

Balance at December 31, 2009	877	253.00
Vested	(160)	259.75
Forfeited	(397)	242.50

Balance at December 31, 2010	320	262.75
Vested	(120)	277.25
Forfeited	(120)	219.25

Balance at December 31, 2011	80	$306.25

As of December 31, 2011, there was $20 thousand of total unrecognized compensation cost related to non-vested share awards. That cost is expected to be recognized over a weighted-average period of 0.83 years. The total fair value of shares vested during the years ended December 31, 2011, 2010, and 2009 was $1 thousand, $6 thousand, and $164 thousand, respectively.